Stock-Based Compensation (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock that may be delivered			700,000
Shares available for future grants	458,600
Common stock reserved for issuance			320,000
Total options granted	241,400		168,400	118,400	110,000
Stock-based compensation expense	$ 78,000	$ 65,000	$ 270,000	$ 254,000
Stock-based compensation expense unrecognized in the statement of earnings	$ 200,000		$ 100,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted			107,200
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted			61,200